united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

Semi-Annual Report

June 30, 2023

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

DYNAMIC INTERNATIONAL OPPORTUNITY FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmark:

			Annualized
	Six Month	One Year	Five Year	Ten Year
Dynamic International Opportunity Fund - Class I	6.57%	8.04%	3.38%	3.31%
Dynamic International Opportunity Fund - Class N	6.38%	7.77%	3.10%	3.06%
MSCI All Country World Index ex USA Net (USD)**	9.47%	12.72%	3.52%	4.75%
Bloomberg Global Aggregate Bond Index ***	1.43%	(1.32)%	(1.09)%	0.20%
Blended Benchmark Index 70/30 ****	7.05%	8.46%	2.34%	3.54%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.63% for Class I shares and 1.88% for Class N shares per the May 1, 2023, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.51% for Class I shares and 1.76% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflects the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The MSCI All Country World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Investors cannot invest directly in an index.

***	Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World Index ex USA Net (USD) and 30% Bloomberg Global Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2023	% of Net Assets
Exchange Traded Funds - Equity Funds	92.1%
Short-Term Investment	12.1%
Liabilities in Excess of Other Assets	(4.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC U.S. OPPORTUNITY FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmark:

			Annualized
	Six Month	One Year	Five Year	Ten Year
Dynamic U.S. Opportunity Fund - Class I	10.22%	12.71%	9.16%	7.86%
Dynamic U.S. Opportunity Fund - Class N	10.06%	12.44%	8.90%	7.60%
S&P 500 Total Return Index**	16.89%	19.59%	12.31%	12.86%
Bloomberg U.S. Aggregate Bond Index ***	2.09%	(0.94)%	0.77%	1.52%
Blended Benchmark Index 70/30 ****	12.31%	13.31%	9.07%	9.57%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.47% for Class I shares and 1.72% for Class N shares per the May 1, 2023, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.36% for Class I shares and 1.61% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflects the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2023	% of Net Assets
Exchange Traded Funds - Equity Funds	85.7%
Exchange Traded Funds - Fixed Income Funds	14.0%
Short-Term Investment	1.2%
Liabilities in Excess of Other Assets	(0.9)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.1%
	EQUITY - 92.1%
55,200	Franklin FTSE Australia ETF	$1,463,175
100,730	Franklin FTSE Brazil ETF	1,946,104
109,899	Franklin FTSE Canada ETF	3,471,709
122,989	Franklin FTSE China ETF	2,164,606
120,789	Franklin FTSE Germany ETF(a)	2,681,516
64,394	Franklin FTSE Hong Kong ETF(a)	1,294,938
60,893	Franklin FTSE India ETF	1,880,985
228,755	Franklin FTSE Japan ETF	6,187,823
69,765	Franklin FTSE Russia ETF(a)(b)(c)(d)	698
64,970	Franklin FTSE South Korea ETF	1,407,900
160,500	Franklin FTSE Switzerland ETF(a)	5,096,597
68,020	Franklin FTSE Taiwan ETF	2,619,573
132,701	Franklin FTSE United Kingdom ETF	3,239,895
372,513	iShares China Large-Cap ETF	10,128,629
88,813	iShares MSCI Australia ETF	2,002,733
82,828	iShares MSCI Brazil ETF	2,686,112
29,500	iShares MSCI Canada ETF	1,032,205
18,197	iShares MSCI Chile ETF	530,989
214,326	iShares MSCI France ETF	8,257,981
164,753	iShares MSCI Germany ETF	4,706,993
81,662	iShares MSCI India ETF(b)	3,568,629
41,794	iShares MSCI Indonesia ETF	963,352
58,786	iShares MSCI Italy ETF	1,871,158
114,129	iShares MSCI Japan ETF	7,064,585
22,695	iShares MSCI Malaysia ETF	454,127
26,613	iShares MSCI Mexico ETF	1,654,796
19,291	iShares MSCI New Zealand ETF	944,873
7,228	iShares MSCI Saudi Arabia ETF	298,733
22,707	iShares MSCI South Africa ETF	903,284
16,713	iShares MSCI South Korea ETF	1,059,270
60,880	iShares MSCI Switzerland ETF	2,813,265
20,189	iShares MSCI Thailand ETF	1,328,032
180,894	iShares MSCI United Kingdom ETF	5,851,921
34,100	JPMorgan BetaBuilders Canada ETF	2,088,966

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.1% (Continued)
	EQUITY - 92.1% (Continued)
18,218	JPMorgan BetaBuilders Europe ETF	$985,958
	TOTAL EXCHANGE-TRADED FUNDS (Cost $94,286,443)	94,652,110

	SHORT-TERM INVESTMENT — 12.1%
	MONEY MARKET FUND - 12.1%
12,398,788	First American Treasury Obligations Fund, Class X, 5.04% (Cost $12,398,788)(e)	12,398,788

	TOTAL INVESTMENTS - 104.2% (Cost $106,685,231)	$107,050,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(4,265,759)
	NET ASSETS - 100.0%	$102,785,139

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Non-income producing security.

(c)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.

(d)	Restricted security.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 85.7%
127,390	Communication Services Select Sector SPDR Fund	$8,290,541
105,937	Consumer Discretionary Select Sector SPDR Fund	17,989,162
101,615	Consumer Staples Select Sector SPDR Fund	7,536,785
117,289	Energy Select Sector SPDR Fund	9,520,348
512,240	Financial Select Sector SPDR Fund	17,267,611
91,128	Health Care Select Sector SPDR Fund	12,095,420
55,500	Industrial Select Sector SPDR Fund	5,956,260
46,995	iShares Russell 2000 Value ETF	6,616,896
35,430	Materials Select Sector SPDR Fund	2,936,084
158,450	Technology Select Sector SPDR Fund	27,548,117
42,430	Utilities Select Sector SPDR Fund	2,776,619
		118,533,843
	FIXED INCOME - 14.0%
48,092	iShares 3-7 Year Treasury Bond ETF	5,543,084
25,648	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,773,575
174,710	Vanguard Long-Term Treasury ETF	11,099,326
		19,415,985

	TOTAL EXCHANGE-TRADED FUNDS (Cost $116,794,635)	137,949,828

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,626,186	First American Treasury Obligations Fund, Class X, 5.04% (Cost $1,626,186)(a)	1,626,186

	TOTAL INVESTMENTS – 100.9% (Cost $118,420,821)	$139,576,014
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,276,253)
	NET ASSETS - 100.0%	$138,299,761

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

	Dynamic
	International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$92,732,760	$118,420,821
Investments in affiliated securities, at cost	13,952,471	—
Total Securities, at cost	$106,685,231	$118,420,821
Investments in unaffiliated securities, at fair value	$96,513,974	$139,576,014
Investments in affiliated securities, at fair value	10,536,924	—
Total Securities, at value	$107,050,898	$139,576,014
Receivable for investments sold	—	17,545,097
Receivable for Fund shares sold	66,938	129,608
Dividends and interest receivable	46,856	4,602
Prepaid expenses and other assets	10,918	21,092
TOTAL ASSETS	107,175,610	157,276,413

LIABILITIES
Payable for investments purchased	4,153,240	18,793,817
Payable for Fund shares redeemed	91,204	11,771
Investment advisory fees payable	72,551	102,221
Distribution (12b-1) fees payable	581	1,146
Payable to related parties	22,904	32,915
Accrued expenses and other liabilities	49,991	34,782
TOTAL LIABILITIES	4,390,471	18,976,652
NET ASSETS	$102,785,139	$138,299,761

Net Assets Consist Of:
Paid in capital	$103,583,428	$118,064,682
Accumulated earnings/(deficit)	(798,289)	20,235,079
NET ASSETS	$102,785,139	$138,299,761

Net Asset Value Per Share:
Class I Shares:
Net Assets	$99,953,774	$131,797,411
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,328,646	8,791,667
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.00	$14.99

Class N Shares:
Net Assets	$2,831,365	$6,502,350
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	235,941	433,762
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.00	$14.99

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$1,181,104	$1,180,626
Dividend income from affiliates	251,390	—
Interest	436,026	85,291
TOTAL INVESTMENT INCOME	1,868,520	1,265,917

EXPENSES
Investment advisory fees	500,110	652,557
Distribution (12b-1) fees:
Class N	8,265	11,234
Transfer agent fees	27,153	35,813
Fund accounting fees	19,437	25,955
Administration fees	22,942	31,878
Third party administrative services fees	30,102	44,349
Registration fees	18,201	17,515
Legal fees	16,098	11,807
Trustees’ fees	18,585	12,492
Shareholder reporting expense	16,855	6,185
Compliance officer fees	7,694	10,816
Audit fees	7,537	7,043
Custody fees	7,269	7,485
Other expenses	485	899
TOTAL EXPENSES	700,733	876,028

Less: Fees waived by the Adviser	(72,173)	(54,290)

NET EXPENSES	628,560	821,738
NET INVESTMENT INCOME	1,239,960	444,179

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	180,446	72,744

Net change in unrealized appreciation on:
Unaffiliated investments	4,313,576	12,130,133
Affiliated investments	572,556	—
	4,886,132	12,130,133

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,066,578	12,202,877

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,306,538	$12,647,056

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2023	December 31,
	(Unaudited)	2022

FROM OPERATIONS
Net investment income	$1,239,960	$1,153,737
Net realized gain from investment transactions	180,446	811,483
Net change in unrealized appreciation/(depreciation) of investments	4,886,132	(17,324,429)
Net increase/(decrease) in net assets resulting from operations	6,306,538	(15,359,209)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	—	(1,115,370)
Class N	—	(86,943)
Total distributions paid	—	(1,202,313)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	12,413,656	25,840,016
Class N	1,047,136	1,753,266
Net asset value of shares issued in reinvestment of distributions
Class I	—	1,034,546
Class N	—	67,547
Payments for shares redeemed
Class I	(5,777,043)	(28,680,213)
Class N	(7,157,740)	(1,283,647)
Net increase/(decrease) in net assets from shares of beneficial interest	526,009	(1,268,485)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	6,832,547	(17,830,007)

NET ASSETS
Beginning of Year/Period	95,952,592	113,782,599
End of Year/Period	$102,785,139	$95,952,592

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2023	December 31,
	(Unaudited)	2022

SHARE ACTIVITY - CLASS I
Shares sold	1,047,645	2,204,539
Shares reinvested	—	92,288
Shares redeemed	(490,706)	(2,457,493)
Net increase/(decrease) in shares of beneficial interest outstanding	556,939	(160,666)

SHARE ACTIVITY - CLASS N
Shares sold	89,617	150,322
Shares reinvested	—	6,015
Shares redeemed	(599,795)	(108,186)
Net increase/(decrease) in shares of beneficial interest outstanding	(510,178)	48,151

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2023	December 31,
	(Unaudited)	2022

FROM OPERATIONS
Net investment income	$444,179	$963,277
Net realized gain/(loss) from investment transactions	72,744	(425,355)
Net change in unrealized appreciation/(depreciation) of investments	12,130,133	(8,444,900)
Net increase/(decrease) in net assets resulting from operations	12,647,056	(7,906,978)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gains:
Class I	—	(2,915,152)
Class N	—	(233,904)
Total distributions paid	—	(3,149,056)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	24,742,966	65,715,297
Class N	3,556,028	3,033,264
Net asset value of shares issued in reinvestment of distributions
Class I	—	2,446,067
Class N	—	187,130
Payments for shares redeemed
Class I	(21,135,612)	(39,471,949)
Class N	(8,238,505)	(2,532,063)
Net increase/(decrease) in net assets from shares of beneficial interest	(1,075,123)	29,377,746

TOTAL INCREASE IN NET ASSETS	11,571,933	18,321,712

NET ASSETS
Beginning of Year/Period	126,727,828	108,406,116
End of Year/Period	$138,299,761	$126,727,828

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2023	December 31,
	(Unaudited)	2022

SHARE ACTIVITY - CLASS I
Shares sold	1,731,590	4,710,503
Shares reinvested	—	180,922
Shares redeemed	(1,493,818)	(2,814,443)
Net increase in shares of beneficial interest outstanding	237,772	2,076,982

SHARE ACTIVITY - CLASS N
Shares sold	248,395	214,121
Shares reinvested	—	13,821
Shares redeemed	(576,644)	(177,418)
Net increase/(decrease) in shares of beneficial interest outstanding	(328,249)	50,524

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		November 30,	November 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Net asset value, beginning of year/period	$11.26		$13.18	$13.16	$10.43	$10.41		$10.47	$11.58
Activity from investment operations:
Net investment income (1)	0.15		0.14	0.12	0.09	0.10		0.20	0.18
Net realized and unrealized gain/(loss) on investments	0.59		(1.92)	0.02	2.75	0.10		(0.06)	(1.10)
Total from investment operations	0.74		(1.78)	0.14	2.84	0.20		0.14	(0.92)
Less distributions from:
Net investment income	—		(0.14)	(0.12)	(0.09)	(0.17)		(0.20)	(0.19)
Return of capital	—		—	—	(0.02)	(0.01)		—	—
Total distributions	—		(0.14)	(0.12)	(0.11)	(0.18)		(0.20)	(0.19)
Paid in capital from redemption fees	—		—	—	—	—		0.00 (6)	0.00 (6)
Net asset value, end of year/period	$12.00		$11.26	$13.18	$13.16	$10.43		$10.41	$10.47
Total return (2)	6.57	% (8)	(13.47)%	1.05%	27.20%	1.91	% (8)	1.39%	(8.12)%
Net assets, at end of year/period (000s)	$99,954		$87,534	$104,565	$102,191	$85,441		$84,257	$96,139
Ratio of gross expenses to average net assets (3)(4)	1.38	% (7)	1.36%	1.34%	1.38%	1.45	% (7)	1.41%	1.35%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24	% (7)	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	2.61	% (7)	1.17%	0.91%	0.82%	11.59	% (7)	1.93%	1.57%
Portfolio turnover rate	9	% (8)	115%	54%	180%	0	% (8)	79%	189%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		November 30,	November 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Net asset value, beginning of year/period	$11.28		$13.21	$13.18	$10.46	$10.40		$10.45	$11.56
Activity from investment operations:
Net investment income (1)	0.04		0.12	0.09	0.07	0.10		0.18	0.17
Net realized and unrealized gain/(loss) on investments	0.68		(1.93)	0.02	2.73	0.10		(0.07)	(1.11)
Total from investment operations	0.72		(1.81)	0.11	2.80	0.20		0.11	(0.94)
Less distributions from:
Net investment income	—		(0.12)	(0.08)	(0.06)	(0.13)		(0.16)	(0.17)
Return of capital	—		—	—	(0.02)	(0.01)		—	—
Total distributions	—		(0.12)	(0.08)	(0.08)	(0.14)		(0.16)	(0.17)
Paid in capital from redemption fees	—		—	—	—	—		0.00 (6)	0.00 (6)
Net asset value, end of year/period	$12.00		$11.28	$13.21	$13.18	$10.46		$10.40	$10.45
Total return (2)	6.38	% (8)	(13.72)%	0.86%	26.78%	1.95	% (8)	1.09%	(8.29)%
Net assets, at end of year/period (000s)	$2,831		$8,418	$9,217	$8,791	$7,052		$7,822	$13,907
Ratio of gross expenses to average net assets (3)(4)	1.64	% (7)	1.61%	1.59%	1.63%	1.70	% (7)	1.68%	1.60%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49	% (7)	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.66	% (7)	0.99%	0.65%	0.60%	10.88	% (7)	1.83%	1.54%
Portfolio turnover rate	9	% (8)	115%	54%	180%	0	% (8)	79%	189%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period* Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,		December 31,		November 30,	November 30,
	(Unaudited)		2022	2021	2020		2019		2019	2018
Net asset value, beginning of year/period	$13.60		$15.08	$13.71	$12.21		$12.04		$12.31	$12.58
Activity from investment operations:
Net investment income (1)	0.05		0.12	0.01	0.05		0.07		0.13	0.08
Net realized and unrealized gain/(loss) on investments	1.34		(1.25)	2.18	2.24		0.16		0.83	(0.04)
Total from investment operations	1.39		(1.13)	2.19	2.29		0.23		0.96	0.04
Less distributions from:
Net investment income	—		(0.11)	(0.01)	(0.11)		(0.06)		(0.09)	(0.07)
Net realized gains	—		(0.24)	(0.81)	(0.68)		—		(1.14)	(0.24)
Total distributions	—		(0.35)	(0.82)	(0.79)		(0.06)		(1.23)	(0.31)
Paid in capital from redemption fees	—		—	—	—		—		0.00 (6)	0.00 (6)
Net asset value, end of year/period	$14.99		$13.60	$15.08	$13.71		$12.21		$12.04	$12.31
Total return (2)	10.22	% (8)	(7.50)%	16.19%	18.86	% (9)	1.91	% (8)(9)	10.33%	0.30%
Net assets, at end of year/period (000s)	$131,797		$116,352	$97,667	$74,289		$44,768		$44,097	$54,938
Ratio of gross expenses to average net assets (3)(4)	1.32	% (7)	1.35%	1.36%	1.42%		1.40	% (7)	1.42%	1.51%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%		1.24	% (7)	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.70	% (7)	0.83%	0.04%	0.40%		6.50	% (7)	1.13%	0.65%
Portfolio turnover rate	33	% (8)	184%	95%	306%		13	% (8)	223%	352%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period* Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,		December 31,		November 30,	November 30,
	(Unaudited)		2022	2021	2020		2019		2019	2018
Net asset value, beginning of year/period	$13.62		$15.09	$13.74	$12.25		$12.05		$12.30	$12.58
Activity from investment operations:
Net investment income/(loss) (1)	0.03		0.08	(0. 03)	0.01		0.06		0.10	0.06
Net realized and unrealized gain/(loss) on investments	1.34		(1.23)	2.19	2.25		0.17		0.84	(0.06)
Total from investment operations	1.37		(1.15)	2.16	2.26		0.23		0.94	—
Less distributions from:
Net investment income	—		(0.08)	—	(0.09)		(0.03)		(0.05)	(0.04)
Net realized gains	—		(0.24)	(0. 81)	(0. 68)		—		(1. 14)	(0.24)
Total distributions	—		(0.32)	(0. 81)	(0.77)		(0.03)		(1.19)	(0.28)
Paid in capital from redemption fees	—		—	—	—		—		0.00 (6)	0.00 (6)
Net asset value, end of year/period	$14.99		$13.62	$15.09	$13.74		$12.25		$12.05	$12.30
Total return (2)	10.06	% (8)	(7.66)%	15.92%	18.46	% (9)	1.88	% (8)	10.10%	0.04%
Net assets, at end of year/period (000s)	$6,502		$10,375	$10,739	$9,616		$7,200		$7,186	$10,098
Ratio of gross expenses to average net assets (3)(4)	1.58	% (7)	1.60%	1.62%	1.67%		1.65	% (7)	1.70%	1.78%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%		1.49	% (7)	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets (4)(5)	0.37	% (7)	0.55%	(0.21)%	0.11%		6.24	% (7)	0.90%	0.44%
Portfolio turnover rate	33	% (8)	184%	95%	306%		13	% (8)	223%	352%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

Effective December 31, 2019, the Funds changed their fiscal year-end from November 30 to December 31 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$94,652,110	$—	$—	$94,652,110
Short-Term Investment	12,398,788	—	—	12,398,788
Total	$107,050,898	$—	$—	$107,050,898

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$137,949,828	$—	$—	$137,949,828
Short-Term Investment	1,626,186	—	—	1,626,186
Total	$139,576,014	$—	$—	$139,576,014

The Funds did not hold any Level 3 securities during the six months ended June 30, 2023.

*	See each Fund’s Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years/period ended November

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

30, 2019 and December 31, 2019 to December 31, 2021, or expected to be taken in either Fund’s December 31, 2022 tax returns.

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DIOF	$27,961,618	$6,974,245
DUOF	42,897,835	44,210,692

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income is disclosed in the DIOF’s and DUOF’s Statements of

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. During the six months ended June 30, 2023, there were no securities on loan.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets.

For the six months ended June 30, 2023, the Adviser earned the following:

DIOF	DUOF
$500,110	$652,557

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse DIOF and DUOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2023, the Adviser waived the following expenses:

DIOF	DUOF
$72,173	$54,290

The following amounts are subject to recapture by the Funds by the following dates:

	12/31/2023	12/31/2024	12/31/2025
DIOF	$130,063	$118,488	$120,203
DUOF	$114,884	$122,993	$126,906

As of December 31, 2022, $187,780 and $99,414 in waived advisory fees expired unrecouped for DIOF and DUOF, respectively.

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2023, pursuant to the Class N Plan, DIOF paid $8,265 in 12b-1 fees and DUOF paid $11,234 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for DIOF during the six months ended June 30, 2023 with affiliated companies are as follows:

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/		Shares-End of	Dividends Credited to
CUSIP	Description	Year/Period	Purchases	Sales Proceeds	Gain	(Depreciation)	Value-End of Year	Year/Period	Income
35473P843	Franklin FTSE Australia ETF *	$1,447,670	$—	$—	$—	$—	$1,463,175	55,200	$26,432
35473P785	Franklin FTSE Germany ETF	2,320,163	—	—	—	361,353	2,681,516	120,789	83,631
35473P777	Franklin FTSE Hong Kong ETF	1,379,783	—	—	—	(84,845)	1,294,938	64,394	23,180
35473P728	Franklin FTSE Russia ETF	698	—	—	—	—	698	69,765	—
35473P694	Franklin FTSE Switzerland ETF	4,667,340	—	—	—	429,257	5,096,597	160,500	118,147
	Total	$9,815,654				$705,765	$10,536,924		$251,390

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
DIOF	$106,901,190	$6,256,519	$(6,106,811)	$149,708
DUOF	119,295,452	21,336,204	(1,055,642)	20,280,562

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2022 and December 31, 2021, were as follows:

For the year ended December 31, 2022:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
DIOF	$1,202,313	$—	$1,202,313
DUOF	1,609,983	1,539,073	3,149,056

For the year ended December 31, 2021:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
DIOP*	$1,417,963	$—	$1,417,963
DUOF	3,173,828	2,470,298	5,644,126

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $408,345 for fiscal year ended December 31, 2021 for DIOF, which have been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

As of December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	Post October	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
DIOF	$—	$—	$—	$—	$(2,368,403)	$—	$(4,736,424)	$(7,104,827)
DUOF	—	—	—	(562,406)	—	—	8,150,429	7,588,023

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. DUOF incurred and elected to defer such capital losses of $562,406.

At December 31, 2022, DIOF had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
DIOF	$2,368,403	$—	$2,368,403	$937,680

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Permanent book and tax differences, primarily attributable to the taxable over-distributions resulted in reclassifications for the Funds for the year ended December 31, 2022, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings/(Deficit)
DIOF	$(1,747)	$1,747
DUOF	(19,452)	19,452

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, beneficial ownership in excess of 25% for the Funds is as follows:

% of Outstanding
Beneficial Owner	Shares
DIOF
NFS	61.6%
DUOF
LPL Financial	42.1%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Dynamic Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning		Expenses Paid	Expense Ratio
		Account Value	Ending Account	During Period *	During Period **
Actual		1/1/2023	Value 6/30/2023	1/1/23-6/30/23	1/1/23-6/30/23
Dynamic International Opportunity Fund
	Class I	$1,000.00	$1,065.70	$6.35	1.24%
	Class N	1,000.00	1,063.80	7.62	1.49%
Dynamic U.S. Opportunity Fund
	Class I	$1,000.00	$1,102.20	$6.46	1.24%
	Class N	1,000.00	1,100.60	7.76	1.49%
Hypothetical (5% return before Expenses)
Dynamic International Opportunity Fund
	Class I	$1,000.00	$1,018.65	$6.21	1.24%
	Class N	1,000.00	1,017.41	7.45	1.49%
Dynamic U.S. Opportunity Fund
	Class I	$1,000.00	$1,018.65	$6.21	1.24%
	Class N	1,000.00	1,017.41	7.45	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 17 and 18, 2022, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Dynamic International Opportunity Fund (“Dynamic International”) and the Dynamic U.S. Opportunity Fund (“Dynamic U.S.” and together with Dynamic International, the “Dynamic Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with each Dynamic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to each Dynamic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Dynamic Funds. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to each of the Dynamic Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to each of the Dynamic Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Dynamic U.S. and Dynamic International, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the addition of Dr. Glenn Freed as an investment strategist and portfolio manager for certain of the Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Dynamic U.S. and Dynamic International; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Dynamic U.S. and Dynamic International’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Dynamic U.S. and Dynamic International accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Dynamic U.S. and Dynamic International. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Dynamic U.S. and Dynamic International were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Dynamic U.S. and Dynamic International as compared to its respective peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended September 30, 2022. The Board noted that Dynamic International outperformed the peer group median, Morningstar category median and its benchmark (the MSCI ACWI ex USA Index (USD)) for the one year period, outperformed the category median and benchmark but underperformed the peer group median for the three and five year periods, and underperformed the peer group median, Morningstar category median and benchmark for the since inception periods. The Board noted Dynamic International’s tactical approach and lower risk profile and improved performance over the last year. Regarding Dynamic U.S., the Board noted that Dynamic U.S. outperformed its peer group median and Morningstar category median (the Tactical Allocation category) and benchmark (the S&P 500 Total Return Index) for the one year and three

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

year periods and outperformed the peer group median and Morningstar category median but underperformed its benchmark for the five year and since inception periods. The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Dynamic U.S. and Dynamic International’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of, Dynamic U.S. and Dynamic International’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 1.00% of the average daily net assets of each of Dynamic U.S. and Dynamic International under the Innealta Advisory Agreement. The Board noted that the advisory fee for Dynamic International was at the top of its peer group and Morningstar category while the advisory fee for Dynamic U.S. was slightly above the Morningstar category median and equal to the peer group median. The Board also reviewed the net expenses for each of Dynamic U.S. and Dynamic International as compared to its peer group and Morningstar category noting that Fund assets well below the Morningstar category average and many of its peer group likely contributed to higher net expenses for Dynamic International. The Board noted that Dynamic International was likely not benefiting from economies of scale like some of its peers. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2024, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of Dynamic U.S. and Dynamic International’s average net assets for Class N and Class I Shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Dynamic U.S. and Dynamic International, the advisory fee charged by Innealta for each of Dynamic U.S. and Dynamic International was not unreasonable and, while the advisory fee for Dynamic International was the highest in its peer group and Morningstar category, it was close to another fund in the upper range in its peer group and Morningstar category.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Dynamic U.S. and Dynamic International based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Dynamic U.S. and Dynamic International was not excessive.

Economies of Scale. As to the extent to which each of Dynamic U.S. and Dynamic International would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Dynamic U.S. and Dynamic International, and Innealta’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to each of the Dynamic Funds; (b) the investment advisory fee payable for each of the Dynamic Funds pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Dynamic Funds and its respective shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of each of the Dynamic Funds and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Change in Independent Registered Public Accounting Firm

On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended December 31, 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended December 31, 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSRS.

On February 24, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 9, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Innealta Capital, LLC

12117 FM 2244, Building 3, Suite 170

Austin, Texas 78738

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Dynamic-SAR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/5/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 9/5/23